Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2017	$ 21,593,370	$ 4,965,842	$ 120,000	$ (27,000,353)	$ (321,141)
Shares Outstanding, Starting at Dec. 31, 2017	2,639,700
Stock Issued During Period, Value, New Issues	$ 175,000	0	(120,000)	0	55,000
Stock Issued During Period, Shares, New Issues	291,667
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 95,182	0	0	0	95,182
Stock Issued During Period, Shares, Conversion of Convertible Securities	94,389
Stock Issued During Period, Value, Issued for Services	$ 254,410	0	0	0	254,410
Stock Issued During Period, Shares, Issued for Services	307,500
Net Income (Loss)	$ 0	0	0	(558,974)	(558,974)
Shares Outstanding, Ending at Dec. 31, 2018	3,333,256
Equity Balance, Ending at Dec. 31, 2018	$ 22,117,962	4,965,842	0	(27,559,327)	(475,523)
Stock Issued During Period, Value, New Issues	$ 1,561,000	0	10,000	0	1,571,000
Stock Issued During Period, Shares, New Issues	2,601,898
Stock Issued During Period, Value, Issued for Services	$ 303,750	0	0	0	303,750
Stock Issued During Period, Shares, Issued for Services	125,000
Issuance of common stock for services and settlement of related party debt and accounts payable, Value	$ 1,044,228	(170,411)	0	0	873,817
Issuance of common stock for services and settlement of related party debt and accounts payable, Shares	867,893
Shares issuable for interest, Value			17,500		17,500
Net Income (Loss)	$ 0	0	0	(1,702,424)	(1,702,424)
Shares Outstanding, Ending at Dec. 31, 2019	6,928,047
Equity Balance, Ending at Dec. 31, 2019	$ 25,026,940	4,795,431	27,500	(29,261,751)	588,120
Stock Issued During Period, Value, New Issues	$ 1,830,000	0	150,000	0	1,980,000
Stock Issued During Period, Shares, New Issues	2,896,677
Issuance of common shares for services and settlement of related party debt and accounts payable, Value	$ 781,314	544,221	(17,500)	0	1,308,035
Issuance of common shares for services and settlement of related party debt and accounts payable, Shares	647,355
Net Income (Loss)	$ 0	0	0	(1,369,470)	(1,369,470)
Shares Outstanding, Ending at Dec. 31, 2020	10,472,079
Equity Balance, Ending at Dec. 31, 2020	$ 27,638,254	$ 5,339,652	$ 160,000	$ (30,631,221)	$ 2,506,685